Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 97.2%

AUSTRALIA — 1.6%
BHP Group Ltd.	210,801	$6,544,562

BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	110,270	7,307,288

CHINA — 1.0%
Prosus NV *	98,688	4,312,889

DENMARK — 2.1%
DSV A/S	42,264	8,698,357

FRANCE — 5.8%
Air Liquide SA	42,659	8,237,889
LVMH Moet Hennessy Louis Vuitton SE	12,904	9,895,769
Remy Cointreau SA	45,205	3,521,414
SOITEC *	24,681	2,472,019
		24,127,091
GERMANY — 1.3%
Nemetschek SE	50,654	5,264,972

HONG KONG — 5.6%
AIA Group Ltd.	1,088,000	9,501,349
Hong Kong Exchanges & Clearing Ltd.	114,400	4,673,282
Techtronic Industries Co., Ltd.	618,500	9,233,230
		23,407,861
ITALY — 1.6%
Ryanair Holdings PLC ADR	144,573	6,531,785

JAPAN — 20.1%
Cosmos Pharmaceutical Corp.	82,500	4,274,980
Hoshizaki Corp.	77,200	2,688,555
Keyence Corp.	12,700	6,086,629
LY Corp.	1,171,600	3,414,976
Murata Manufacturing Co., Ltd.	192,200	3,803,393
Nippon Paint Holdings Co., Ltd.	601,800	4,583,267
Olympus Corp.	551,700	10,487,433
Recruit Holdings Co., Ltd.	128,900	7,830,985
Shimano, Inc.	43,900	8,357,147
Shiseido Co., Ltd.	227,600	6,189,971
SMC Corp.	17,700	7,915,805
Sysmex Corp.	258,500	5,116,683
Tokyo Electron Ltd.	35,800	6,384,419
Unicharm Corp.	172,500	6,214,452
		83,348,695
NETHERLANDS — 9.2%
Adyen NV *	4,523	7,081,300
ASML Holding NV	19,685	16,375,176
EXOR NV	82,493	8,843,579
IMCD NV	34,012	5,908,394
		38,208,449
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	375,051	7,364,489

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SINGAPORE — 4.0%
United Overseas Bank Ltd.	670,589	$16,739,222

SWEDEN — 10.5%
Assa Abloy AB, B Shares	209,764	7,066,930
Atlas Copco AB, A Shares	845,973	16,395,305
Avanza Bank Holding AB	183,441	4,548,857
Epiroc AB, B Shares	254,728	4,830,353
Investor AB, B Shares	343,664	10,590,424
		43,431,869
SWITZERLAND — 5.6%
Cie Financiere Richemont SA	55,149	8,757,898
Lonza Group AG	14,775	9,375,974
Partners Group Holding AG	3,453	5,206,008
		23,339,880
UNITED KINGDOM — 19.7%
Ashtead Group PLC	85,434	6,619,496
Auto Trader Group PLC	1,265,453	14,711,122
Bunzl PLC	153,791	7,283,393
Burberry Group PLC	185,673	1,741,160
Games Workshop Group PLC	58,532	8,420,640
Greggs PLC	113,089	4,723,311
Intertek Group PLC	69,330	4,793,299
Rightmove PLC	801,128	6,622,507
Softcat PLC	174,129	3,613,084
Trainline PLC *	543,492	2,410,355
Unilever PLC	138,411	8,973,641
Weir Group PLC (The)	257,510	7,483,068
Wise PLC, Class A *	486,971	4,378,670
		81,773,746
UNITED STATES — 5.6%
Experian PLC	249,573	13,144,922
Mettler-Toledo International, Inc. *	4,037	6,054,289
Spotify Technology SA *	11,262	4,150,385
		23,349,596
Total Common Stocks
(cost $281,686,395)		403,750,751

PREFERRED STOCKS — 1.4%

GERMANY — 1.4%
Sartorius AG 0.29%	20,541	5,775,711

Total Preferred Stocks
(cost $2,228,413)		5,775,711

TOTAL INVESTMENTS — 98.6%
(cost $283,914,808)		$409,526,462
Other assets less liabilities — 1.4%		5,679,691
NET ASSETS — 100.0%		$415,206,153

*	Non-income producing security.

ADR	—	American Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$36,750,232	$367,000,519	$—	$403,750,751
Preferred Stocks**	—	5,775,711	—	5,775,711
Total	$36,750,232	$372,776,230	$—	$409,526,462

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.